Annual Fund Operating Expenses - ClearBridge Appreciation Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.95%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.65%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.66%
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.27%
Class FI
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.03%
Class IS
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.57%